USE OF ESTIMATES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
USE OF ESTIMATES

NOTE 4—USE OF ESTIMATES

The following is a discussion of our most significant changes in estimates, which impacted 2017, 2016 and 2015 operating income.

Year ended December 31, 2017

Segment operating income in 2017 was positively impacted by net favorable changes in estimates totaling approximately $165 million, in our MENA and APAC segments, and $1 million of net favorable changes in estimates on multiple projects in our NCSA and EARC segments, none  of which  were individually material.

MENA—This segment was positively impacted by net favorable changes in estimates aggregating approximately $103 million, primarily due to:

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marine campaign cost savings associated with productivity improvements which were partially offset by higher fabrication costs, unanticipated weather and equipment downtime costs on lump-sum EPCI projects under the LTA II;

•	productivity improvements and associated cost savings during the marine hookup campaign and reductions in estimated costs to complete two projects in the Middle East, including a Saudi Aramco project;
•	productivity improvements and associated cost savings during the installation phase on the Saudi Aramco Marjan power system replacement project;
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close-out improvements associated with the first phase of a large pipeline repair project in the Middle East, which was substantially complete in 2016, and a change in estimate to complete the next phase of this project;

•	productivity improvements and associated cost savings on Saudi Aramco jackets and gas observation platform project; and
•	cost savings associated with productivity improvements on multiple projects in the Middle East, none of which were individually material.

Those favorable changes in estimates were partially offset by higher costs on our KJO Hout project, in the Neutral Zone. This project was adversely impacted due to weather delays and marine equipment downtime, client rescheduling, changes to our execution plan, and increase in associated costs. This project was substantially completed in the third quarter of 2017.

APAC—This segment was positively impacted by net favorable changes in estimates aggregating approximately $62 million, primarily driven by productivity improvements and associated cost savings and changes in estimated costs at completion on active and completed projects.

Those net favorable changes in estimates were partially offset by unanticipated weather delays, vessel and marine equipment downtime, changes to our execution plan, and increases in associated costs on our Vashishta EPCI project in India.

In addition, as of December 31, 2016, on the Ichthys project in Australia, we reported a $34 million increase in our estimated costs at completion due to a failure identified in a supplier-provided subsea-pipe connector component that we had previously installed, and we identified possible additional increases of up to $10 million, due to potential need for alternative installation methods. We investigated the cause of the failure and developed a remediation plan in conjunction with the customer. We commenced offshore replacement in June 2017 through a diving intervention method and completed the replacement as of December 31, 2017. The costs to replace the supplier-provided subsea-pipe connector component are expected to be less than our December 31, 2016 estimate. The project remains in an overall profitable position.

Year ended December 31, 2016

Segment operating income for 2016 was impacted by net favorable changes in cost estimates totaling approximately $91 million.

NCSA—The segment was positively impacted by net favorable changes in estimates aggregating approximately $38 million, primarily due to:

•	successful execution and close-out improvements on the PB Litoral, Chevron Jack St. Malo, EOG Sercan and Exxon Julia Subsea Tieback projects; and
•	productivity improvements and associated cost savings related to the DB 50 and the NO 102 marine campaigns undertaken in the Gulf of Mexico.

Included in the change was a reversal of a $7 million provision for liquidated damages, due to an agreed additional extension of the PB Litoral project completion date.

Those changes were partially offset by net unfavorable changes on multiple projects, none of which were individually material.

EARC— The segment was impacted by net unfavorable changes in estimates aggregating $2 million on multiple projects, none of which were individually material.

MENA—The segment was positively impacted by net favorable changes in estimates aggregating approximately $38 million, primarily due to productivity improvements and associated cost savings related to the DB 27 and the Intermac 406, both associated with Saudi Aramco projects, due to effective execution.

Those favorable changes in estimates were partially offset by:

•	marine equipment downtime due to unfavorable weather conditions on a project in the Middle East; and
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a change in estimate at completion on the KJO Hout project, in the Neutral Zone, due to changes to our execution plan and increased costs associated with DB 27 vessel and subcontractor standby time, primarily due to work permit delays. This project was in an $8 million loss position and was substantially completed in the third quarter of 2017.

APAC―The segment was positively impacted by net favorable changes in estimates aggregating approximately $17 million, primarily driven by:

•	efficient project execution including productivity improvements on our marine vessels and associated cost savings, and improved fabrication facility utilization;
•	favorable settlements with our vendors and sub-contractors; and
•	favorable agreements on outstanding change orders on active and completed projects.

Those net favorable changes were partially offset by a $31 million increase in our estimated costs at completion, as of December 31, 2016, on our Ichthys project in Australia. During January 2017, we identified a failure in supplier-provided subsea-pipe connector components previously installed on this project. As a result, we have determined our estimated costs at completion for the project, as a whole, will increase by $34 million primarily due to: (1) offshore costs attributable to replacement of those failed components; (2) changes to our execution plan; and (3) incremental mobilization costs and costs attributable to inefficiencies of executing work out-of-sequence as a result of the revised execution plan. Due to uncertainties in the estimation process, we believed it was reasonably possible the completion costs could have been further revised in the future by an additional $10 million.

Year ended December 31, 2015

Segment operating income for 2015 was impacted by net favorable changes in cost estimates totaling approximately $70 million.

NCSA―The segment had net favorable changes in estimates aggregating approximately $27 million, primarily due to:

•	the extension of the PB Litoral project completion date, which resulted in a $12 million reversal of liquidated damages;
•	the Agile charter project, which provided $11 million of favorable changes due to (1) productivity improvements and (2) our cost reduction initiatives; and
•	other projects experienced net favorable changes in estimate of $4 million, which individually were not material.

MENA―The segment had net favorable changes in estimates aggregating approximately $20 million primarily due to:

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two Saudi Aramco projects were positively impacted by an aggregate $24 million related to: (1) productivity improvements and associated cost savings on the Intermac 406 vessel, which was working on the Abu Ali cable-lay project; and (2) offshore installation-related cost savings as well as reimbursement for standby cost incurred on the Manifa project; and

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the KJO Hout project in the Neutral Zone was positively impacted by $9 million due to a favorable discussion with the customer on reimbursement for vessel downtime and cost savings resulting from customer-approved design optimization;

Those net favorable changes were partly offset by a $20 million change in estimate to complete on the ADMA 4 GI project in the U.A.E. because of changes in our execution plan, increased costs associated with the DB 32 vessel demobilization and productivity related cost increases during hookup and pre-commissioning work. Other projects experienced net positive changes in estimate of $7 million, which individually were not material.

APAC―The segment had net favorable changes in estimates aggregating approximately $23 million primarily due to:

•	positive impact of $5 million benefit on the Ichthys project, due to project execution cost savings;
•	net positive changes in estimates of $4 million on the Gorgon MRU project due to close out improvements; and
•	net positive changes in estimate of $14 million on other multiple projects, which individually were not material.